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                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

                         SUPPLEMENT DATED MAY 20, 2005
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2005
                                      FOR
             MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM) (IRA SERIES)


This supplement updates your Prospectus for the Merrill Lynch Investor Choice Annuity(SM) issued through Merrill Lynch Life Variable Annuity Separate Account D.

In Montana, this Contract is not currently available to be issued as a "stand alone" IRA Contract, Roth IRA Contract, or tax-sheltered annuity. It must be purchased through an IRA Account or Roth IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated.

                                    *  *  *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Investor Choice Annuity Prospectus for your reference.